CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Revenues
Software revenue	67,872,447	79,535,451	52,599,132	$ 11,211,730
Hardware revenue	28,155,097	28,460,810	38,838,235	4,650,891
Service fee revenue	101,905,255	90,358,608	83,011,113	16,833,548
Total Revenues	197,932,799	198,354,869	174,448,480	32,696,169
Cost of revenues
Cost of software revenue	(11,989,808)	(26,651,708)	(12,658,868)	(1,980,575)
Cost of hardware revenue	(23,188,160)	(23,862,880)	(32,412,956)	(3,830,411)
Cost of service fee revenue	(79,532,929)	(62,409,787)	(57,885,408)	(13,137,904)
Amortization of acquired customer relationships and softwares	(286,000)	(4,157,333)	(7,838,965)	(47,244)
Amortization of software costs	(3,367,180)	(2,767,041)	(3,319,857)	(556,219)
Impairment loss of intangible assets			(4,135,194)
Total Cost of Revenues	(118,364,077)	(119,848,749)	(118,251,248)	(19,552,353)
Gross Profit	79,568,722	78,506,120	56,197,232	13,143,816
Operating Expenses
Research and development expenses	(7,247,250)	(3,737,959)	(4,666,122)	(1,197,160)
General and administrative expenses	(33,794,971)	(32,799,689)	(46,231,355)	(5,582,532)
Selling and distribution expenses	(46,366,677)	(40,448,601)	(24,845,248)	(7,659,229)
Total Operating Expenses	(87,408,898)	(76,986,249)	(75,742,725)	(14,438,921)
Profit(Loss) from operations	(7,840,176)	1,519,871	(19,545,493)	(1,295,105)
Other income (expenses)
Interest income	332,299	497,457	534,203	54,891
Interest expenses			(550,338)
Interest expenses - amortization of discount on convertible notes payable			(6,431,872)
Interest expenses - amortization of deferred loan costs			(474,399)
Loss on investments			(240,000)
Gains on derivative liabilities		3,168	347,565
Other income(expenses)	449,787	(2,027,354)	873,697	74,300
Foreign currency exchange loss	(106,124)	(5,328)	(36,864)	(17,530)
Loss from continuing operations before income tax	(7,164,214)	(12,186)	(25,523,501)	(1,183,444)
Less: Income tax expense (benefit)	287,296	4,497,430	(571,857)	47,458
Loss from continuing operations	(7,451,510)	(4,509,616)	(24,951,644)	(1,230,902)
Less: Net loss attributable to the non-controlling interest			(511,423)
Net loss from continuing operations attributable to eFuture Information Technology Inc.	(7,451,510)	(4,509,616)	(24,440,221)	(1,230,902)
Discontinued operations
Gain from discontinued operations (including gain on disposal of ¥6,701,170, nil and nil, respectively)			5,609,352
Less: Income tax expenses
Gain from discontinued operations			5,609,352
Net loss	(7,451,510)	(4,509,616)	(18,830,869)	$ (1,230,902)
Basic	(1.76)	(1.07)	(4.56)	$ (0.29)
Continuing operations	(1.76)	(1.07)	(5.92)	$ (0.29)
Discontinued operations			1.36
Diluted	(1.76)	(1.07)	(4.56)	$ (0.29)
Continuing operations	(1.76)	(1.07)	(5.92)	$ (0.29)
Discontinued operations			1.36
Basic Weighted-average Shares Outstanding	4,224,676	4,213,318	4,130,221	4,224,676
Fully-Diluted Weighted-average Shares Outstanding	4,224,676	4,213,318	4,130,221	4,224,676